Related party transactions	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Related party transactions

Note 14 — Related party transactions

On December 31, 2020, the Company completed the acquisition of 100% equity interest in Dandong BF from Mr. Yu Chang, the Company’s major shareholder and father of Ms. Ting-ting Chang, CEO and director of the Company, for a total consideration of $1,482,600 (or RMB10,500,000). Details are set out in note 1 under the heading “Acquisition of Dandong BF by BF Beijing”.

During the year ended March 31, 2022, the Company provided technical supporting services to Beijing Guo Bao Feng Bio-technology Co. Ltd. and Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd., both of which Mr. Yu Chang, the Company’s major shareholder and father of Ms. Ting-ting Chang, CEO and director of the Company, has interests and/or is a director, and generated service income of $44,094 and $38,215, respectively.

During the year ended March 31, 2022, the following related companies provided the research and development services to the Company:

Name	Description of R&D project	Contract sum	% of Completion	Recognized as R&D expenses	Outstanding contract sum
		$		$	$
Dunhua Acer Truncatum Seedling Planting Co. Ltd.	Seedling analysis	109,060	70%	65,436	43,624
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	Nervonic acid analysis	155,800	75%	116,850	38,950
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	Nervonic acid analysis	67,306	100%	67,306	—
Ai Rui Tai Ke Fertilizer Co. Ltd.	Chemical elements, lignin, cellulose testing	94,337	80%	75,470	18,867
Ai Rui Tai Ke Fertilizer Co. Ltd.	Chemical elements, lignin, cellulose testing	124,640	75%	93,480	31,160
Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd.	Metabolomics testing and analysis	272,650	70%	190,855	81,795

Total		823,793		609,397	214,396